Employment Agreements	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employment Agreements

Note 7 - Employment Agreements

Charles W. Allen

On June 22, 2017, we entered into an employment agreement with Charles Allen (the “Allen Employment Agreement”), whereby Mr. Allen agreed to serve as our Chief Executive Officer and Chief Financial Officer for a period of two (2) years, subject to renewal, in consideration for an annual salary of $245,000. Additionally, under the terms of the Allen Employment Agreement, Mr. Allen shall be eligible for an annual bonus if we meet certain criteria, as established by the Board of Directors. Mr. Allen shall be entitled to participate in all benefits plans we provide to our senior executive. We shall reimburse Mr. Allen for all reasonable expenses incurred in the course of his employment. The Company shall pay the Executive $500 per month to cover telephone and internet expenses. If the Company does not provide office space to the Executive the Company will pay the Executive an additional $500 per month to cover expenses in connection with their office space needs.

On February 6, 2019 we amended the Allen Employment Agreement whereby the annual salary was increased to $345,000 per year effective January 1, 2019, all other terms of the Allen Employment Agreement remained unchanged including the Annual Increase.   For the year ended December 31, 2020, Mr. Allen’s annual salary was $360,525.

Michal Handerhan

On June 22, 2017, we entered into an employment agreement with Michal Handerhan (the “Handerhan Employment Agreement”), whereby Mr. Handerhan agreed to serve as our Chief Operating Officer and Secretary for a period of two (2) years, subject to renewal, in consideration for an annual salary of $190,000. Additionally, under the terms of the Handerhan Employment Agreement, Mr. Handerhan shall be eligible for an annual bonus if we meet certain criteria, as established by the Board of Directors. Mr. Handerhan shall be entitled to participate in all benefits plans we provide to our senior executive. We shall reimburse Mr. Handerhan for all reasonable expenses incurred in the course of his employment. The Company shall pay the Executive $500 per month to cover telephone and internet expenses. If the Company does not provide office space to the Executive the Company will pay the Executive an additional $500 per month to cover expenses in connection with their office space needs.

On February 6, 2019 we amended the Handerhan Employment Agreement whereby the annual salary was increased to $215,000 per year effective on January 1, 2019, all other terms of the Handerhan Employment Agreement remained unchanged including the Annual Increase. For the year ended December 31, 2020 Mr. Handerhan’s annual salary was $224,675.

On March 31, 2020, Charles Allen, the Company’s Chief Executive Officer and Chief Financial Officer, and Michal Handerhan, the Company’s Chief Operating Officer, agreed to defer 35% of their cash compensation during the second quarter 2020 (the “Period”) and refrain from making any payments during the Period on accrued and unpaid compensation owed prior to the Period. The Company subsequently paid the deferred compensation for the Period.

Termination/Severance Provisions

The terms of the Allen Employment Agreement and Handerhan Employment Agreement (collectively the “Employment Agreements”) provide each of Messrs. Allen and Handerhan (the “Executives”) certain, severance and change of control benefits if the Executive resigns from the Company for good reason or the Company terminates him other than for cause. In such circumstances, the Executive would be entitled to a lump sum payment equal to (i) the Executive’s then-current base salary, and (ii) payment on a pro-rated basis of any bonus or other payments earned in connection with any bonus plan to which the Executive was a participant. In addition, the severance benefit for the Executives the employment agreements include the Company continuing to pay for medical and life insurance coverage for up to one year following termination. If, within eighteen months following a change of control (as defined below), the Executive’s employment is terminated by the Company without cause or he resigns from the Company for good reason, the Executive will receive certain severance compensation. In such circumstances, the cash benefit to the Executive will be a lump sum payment equal to two times (i) his then-current base salary and (ii) his prior year cash bonus and incentive compensation. Upon the occurrence of a change of control, irrespective of whether his employment with the Company terminates, each Executive’s stock options and equity-based awards will immediately vest.

A “change of control” for purposes of the Employment Agreements means any of the following: (i) the sale or partial sale of the Company to an un-affiliated person or entity or group of un-affiliated persons or entities pursuant to which such party or parties acquire shares of capital stock of the Company representing at least twenty five (25%) of the fully diluted capital stock (including warrants, convertible notes, and preferred stock on an as converted basis) of the Company; (ii) the sale of the Company to an un-affiliated person or entity or group of such persons or entities pursuant to which such party or parties acquire all or substantially all of the Company’s assets determined on a consolidated basis, or (iii) Incumbent Directors (Mr. Allen and Mr. Handerhan) cease for any reason, including, without limitation, as a result of a tender offer, proxy contest, merger or similar transaction, to constitute at least a majority of the board of directors of the Company.

Additionally, pursuant to the terms of the Employment Agreements, we have entered into an indemnification agreement with each executive officer.

Bonuses

On December 14, 2017, the Company agreed to pay Charles Allen, its CEO, and Michal Handerhan, its COO, cash bonuses of $75,000 and $35,000, respectively for 2017. The Company further agreed to pay Mr. Allen and Mr. Handerhan contingent cash bonuses of $175,000 and $75,000 respectively (the “2017 Contingent Bonuses”) which will be deemed earned on the earlier of i) the closing of a merger approved by the Board, ii) the closing of one or many financings in 2018 totaling over $1.25 million in gross proceeds, or iii) the Company having cash and the fair market value of Digital Assets valued at over $1.5 million. Provided further that the 2017 Contingent Bonuses if deemed earned will only be payable if the Company has at least $1.25 million in cash and the fair market value of Digital Assets prior to paying the bonuses. The 2017 Contingent Bonuses are not conditioned upon the continued service of either Mr. Allen or Mr. Handerhan and do not expire. The conditions to earn the 2017 Contingent Bonuses have been achieved and the 2017 Contingent Bonuses have been paid.

On February 6, 2019, the Company agreed to pay Charles Allen, its CEO, and Michal Handerhan, its COO, contingent cash bonuses of $256,025 and $150,000, respectively for 2018 (the “2018 Contingent Bonuses”) which will be deemed earned and payable upon the repayment and / or settlement of the $200,000 Promissory Note issued on December 18, 2018. On September 18, 2019, the Company exchanged the $200,000 Promissory Note and accrued interest of $17,973 for a $217,973 Convertible Promissory Note due on December 18, 2019 (the “New Note”). From September 18, 2019 through October 16, 2019 the Company issued 1,931,788 shares of the Company’s Common Stock for the conversion of all $217,973 principal on the New Note. The Company subsequently paid all the accrued interest expense of $905 on the New Note as such the conditions to earn the 2018 Contingent Bonuses have been achieved and the 2018 Contingent Bonuses have been paid.

On January 19, 2020, the Company agreed to pay Charles Allen, its CEO, and Michal Handerhan, its COO, cash bonuses of $15,000 and $10,000, respectively for 2019. The Company also agreed to pay Mr. Allen and Mr. Handerhan contingent cash bonuses of $462,000 and $235,750 (collectively the “2019 Contingent Bonuses”). The Contingent Cash Bonuses will be earned and payable upon the achievement or satisfaction of any one of the following performance goals or criteria: 1) The Company either: i) consummates a merger with another company which would constitute a change of control, or ii) signs a letter of intent (an “LOI”), approved by the board, to merge with another company which would constitute a change of control, 2) the combined value of the Company’s cash and fair market value of Digital Assets (collectively the “Assets”) at any point in time are: i) greater than or equal to $1.25 million, then 25% of the Contingent Cash Bonuses will be deemed earned and payable, ii) greater than or equal to $1.75 million (excluding any portion of Contingent Cash Bonuses previously earned whether paid or accrued), then 25% of the Contingent Cash Bonuses will be deemed earned and payable, iii) greater than or equal to $2 million (excluding any portion of Contingent Cash Bonuses previously earned whether paid or accrued), then the remaining 50% of the Contingent Cash Bonuses will be deemed earned and payable, and 3) provided further if the Company and Mr. Allen or Mr. Handerhan agree to exchange their respective Contingent Cash Bonus or a portion thereof for equity securities (not debt) then the above performance criteria do not need to be achieved with respect to the portion of Contingent Cash Bonuses exchanged for equity. The Contingent Cash Bonuses are not conditioned upon the continued service of Mr. Allen or Mr. Handerhan and do not expire. The conditions to earn the 2019 Contingent Bonuses have been achieved and the 2019 Contingent Bonuses have been paid.

The amendments to the Employment Agreements, the 2017 Contingent Bonuses, the 2018 Contingent Bonuses, and the 2019 Contingent Bonuses were approved unanimously by the Board.